Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000135422 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		West Loop Realty Fund (Class A/REIAX)
Account Value		$ 15,898	$ 15,898	$ 15,898	$ 15,036	$ 13,300	$ 18,009	$ 12,918	$ 13,352	$ 10,298	$ 11,343	$ 10,599	$ 9,833	$ 9,424
Average Annual Return, Percent	[1]	(0.35%)	2.34%	4.75%
C000135422 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		West Loop Realty Fund (Class A/REIAX)—excluding sales load
Average Annual Return, Percent		5.73%	3.55%	5.37%
C000135423 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		West Loop Realty Fund (Class C/REICX)
Account Value		$ 15,670	$ 15,670	$ 15,670	14,919	13,301	18,138	13,115	13,653	10,613	11,776	11,082	10,356	10,000
Average Annual Return, Percent	[2]	4.10%	2.79%	4.59%
C000135423 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		West Loop Realty Fund (Class C/REICX)—excluding sales load
Average Annual Return, Percent		5.03%	2.79%	4.59%
C000135424 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		West Loop Realty Fund (Institutional Class/REIIX)
Account Value		$ 1,731,683	$ 1,731,683	$ 1,731,683	1,632,562	1,440,733	1,945,989	1,392,904	1,434,762	1,104,893	1,212,861	1,130,503	1,046,609	1,000,000
Average Annual Return, Percent		6.07%	3.83%	5.64%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,254	$ 34,254	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
Average Annual Return, Percent		25.02%	14.53%	13.10%
MSCI US REIT Gross USD [Member]
Account Value [Line Items]
Account Value		$ 1,734,519	$ 1,734,519	$ 1,734,519	1,594,939	1,402,226	1,857,544	1,298,399	1,404,793	1,116,365	1,169,825	1,113,365	1,025,204	1,000,000
MSCI US REIT Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI US REIT Index
Account Value		$ 17,346	$ 17,346	$ 17,346	$ 15,950	$ 14,023	$ 18,576	$ 12,985	$ 14,049	$ 11,164	$ 11,699	$ 11,134	$ 10,252	$ 10,000
Average Annual Return, Percent		8.74%	4.31%	5.66%

[1]	Maximum sales charge (load) of 5.75% of offering price.
[2]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on certain purchases that are redeemed in whole or in part within 12 months of purchase.